Investments - Scheduled maturities of available for sale fixed maturities (Details) - Fixed maturities $ in Millions	Dec. 31, 2018 USD ($)
Amortized Cost Basis, Fiscal Year Maturity [Abstract]
One year or less	$ 868
After one year through five years	6,055
After five years through ten years	13,246
After ten years	3,777
Fixed maturities amortized cost, Subtotal	23,946
ABS (average life of approximately 5 years)	7,507
MBS (average life of approximately 4.5 years)	2,571
Amortized Cost	34,024
Fair Value, Fiscal Year Maturity [Abstract]
One year or less	875
After one year through five years	6,099
After five years through ten years	13,057
After ten years	3,764
Fixed maturities fair value, Subtotal	23,795
ABS (average life of approximately 5 years)	7,553
MBS (average life of approximately 4.5 years)	2,784
Fair Value	$ 34,132
Fair Value Percent, Fiscal Year Maturity [Abstract]
One year or less	3.00%
After one year through five years	18.00%
After five years through ten years	38.00%
After ten years	11.00%
Fixed maturities fair value, Subtotal, Percent	70.00%
ABS (average life of approximately 5 years)	22.00%
MBS (average life of approximately 4.5 years)	8.00%
Fair value, Total, Percent	100.00%